Investments (Related Party Investment Transactions) (Details) - Affiliated Entity [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Invested Assets Transferred To and From Affiliates
Estimated fair value of invested assets transferred to affiliates	$ 1,495	$ 185	$ 1,441
Amortized cost of invested assets transferred to affiliates	1,400	169	1,362
Net investment gains (losses) recognized on transfers	27	16	79
Change Additional Paid In Capital Recognized On Transfers	68	0	0
Estimated fair value of invested assets transferred from affiliates	$ 5,582	$ 928	$ 132